Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.4%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	35,659	$ 2,491,494
iShares Core MSCI Emerging Markets ETF	8,482	410,953
iShares Global REIT ETF	35,613	824,441

		3,726,888

U.S. Equity Fund - 12.3%
iShares Core S&P 500 ETF	10,591	5,138,753

U.S. Fixed Income Funds - 24.1%
iShares 0-5 Year TIPS Bond ETF	39,932	3,954,067
iShares Core U.S. Aggregate Bond ETF	61,284	6,073,244

		10,027,311

Total Exchange-Traded Funds (Cost $19,828,060)		18,892,952

INVESTMENT COMPANIES - 53.6%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (A)	57,772	410,759
Transamerica International Focus (A)	105,846	827,719
Transamerica International Stock (A)	75,409	837,791

		2,076,269

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	227,256	2,086,211

U.S. Equity Funds - 13.4%
Transamerica Capital Growth (A) (B)	83,387	613,732
Transamerica Large Cap Value (A)	136,563	1,764,395
Transamerica Mid Cap Growth (A) (B)	69,271	619,974
Transamerica Mid Cap Value Opportunities (A)	56,138	618,645
Transamerica Small Cap Growth (A)	64,019	411,000
Transamerica Small Cap Value (A)	74,596	405,803
Transamerica US Growth (A)	40,379	1,130,606

		5,564,155

U.S. Fixed Income Funds - 30.2%
Transamerica Bond (A)	1,195,813	9,674,131
Transamerica High Yield Bond (A)	362,312	2,923,854

		12,597,985

Total Investment Companies (Cost $25,361,888)		22,324,620

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $435,254 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $444,006.

$ 435,224	$ 435,224

Total Repurchase Agreement (Cost $435,224)	435,224

Total Investments (Cost $45,625,172)	41,652,796
Net Other Assets (Liabilities) - (0.1)%	(31,562)

Net Assets - 100.0%	$ 41,621,234

Transamerica Funds	Page 1

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$18,892,952	$—	$—	$18,892,952
Investment Companies	22,324,620	—	—	22,324,620
Repurchase Agreement	—	435,224	—	435,224

Total Investments	$41,217,572	$435,224	$—	$41,652,796

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,101,943	$143,151	$(203,866)	$(43,905)	$676,808	$9,674,131	1,195,813	$103,386	$—
Transamerica Capital Growth	560,905	7,449	(91,882)	16,182	121,078	613,732	83,387	—	—
Transamerica Emerging Markets Debt	2,009,637	22,451	(104,858)	(20,048)	179,029	2,086,211	227,256	22,451	—
Transamerica Emerging Markets Opportunities	392,105	21,904	(6,257)	(3,436)	6,443	410,759	57,772	11,481	—
Transamerica High Yield Bond	2,792,690	42,587	(82,296)	(13,730)	184,603	2,923,854	362,312	42,561	—
Transamerica International Focus	786,052	66,594	(33,650)	(9,197)	17,920	827,719	105,846	28,086	38,508
Transamerica International Stock	783,689	28,056	(59,915)	(5,056)	91,017	837,791	75,409	28,056	—
Transamerica Large Cap Value	1,657,501	130,197	(144,667)	(14,628)	135,992	1,764,395	136,563	5,556	124,640
Transamerica Mid Cap Growth	569,946	—	(64,801)	(41,824)	156,653	619,974	69,271	—	—
Transamerica Mid Cap Value Opportunities	582,003	30,324	(32,056)	(11,782)	50,156	618,645	56,138	6,437	23,795
Transamerica Small Cap Growth	383,049	18,354	(25,054)	(11,394)	46,045	411,000	64,019	—	18,354
Transamerica Small Cap Value	384,052	12,495	(38,473)	(56,774)	104,503	405,803	74,596	12,496	—
Transamerica US Growth	1,064,884	39,389	(137,719)	31,948	132,104	1,130,606	40,379	—	39,389

Total	$21,068,456	$562,951	$(1,025,494)	$(183,644)	$1,902,351	$22,324,620	2,548,761	$260,510	$244,686

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® Retirement Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® Retirement Income (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3